Segments And Nature Of The Business (Schedule Of Segment Data For Continuing Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Total service revenues and sales	$ 1,355,970	$ 1,280,545	$ 1,190,236
Net income	85,979	81,831	73,784
Total interest income	426	444	423
Total interest expense	13,888	11,959	11,599
Total income tax provision	54,577	52,000	46,583
Total identifiable assets	795,905	830,161	819,470
Total additions to long-lived assets	33,796	35,545	23,460
Total depreciation and amortization	29,499	29,043	27,902
VITAS [Member]
Segment Reporting Information [Line Items]
Net income	80,358	79,796	71,696
Total interest income	4,293	4,852	4,581
Total interest expense	229	131	374
Total income tax provision	48,835	48,601	43,637
Total identifiable assets	504,677	531,247	476,621
Total additions to long-lived assets	24,298	17,492	14,945
Total depreciation and amortization	18,480	18,900	17,973
Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Net income	34,879	31,678	33,040
Total interest income	2,176	2,661	2,587
Total interest expense	358	233	186
Total income tax provision	21,353	19,547	20,372
Total identifiable assets	212,234	205,601	191,254
Total additions to long-lived assets	9,426	18,035	8,067
Total depreciation and amortization	8,729	8,289	8,509
Corporate [Member]
Segment Reporting Information [Line Items]
Net income	(29,258)	(29,643)	(30,699)
Total interest income	91	175	83
Total interest expense	13,301	11,595	11,039
Total income tax provision	(15,611)	(16,148)	(17,426)
Total identifiable assets	78,994	93,313	151,595
Total additions to long-lived assets	72	18	448
Total depreciation and amortization	2,290	1,854	1,420
Discontinued Operations [Member]
Segment Reporting Information [Line Items]
Net income			(253)
Intercompany Eliminations [Member]
Segment Reporting Information [Line Items]
Total interest income	(6,134)	(7,244)	(6,828)
Routine Homecare [Member] | VITAS [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	718,658	666,562	615,408
Continuous Care [Member] | VITAS [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	158,466	153,050	141,272
General Inpatient [Member] | VITAS [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	110,742	105,588	97,356
Estimated BNAF [Member] | VITAS [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales			1,950
Medicare Cap [Member] | VITAS [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	(1,594)	610	(1,643)
Sewer And Drain Cleaning [Member] | Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	138,932	135,704	136,503
Plumbing Repair And Maintenance [Member] | Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	177,363	168,625	151,072
Independent Contractors [Member] | Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	26,711	22,943	21,620
HVAC Repair And Maintenance [Member] | Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	3,410	4,183	4,031
Segment Total [Member]
Segment Reporting Information [Line Items]
Net income	115,237	111,474	104,736
Total interest income	6,469	7,513	7,168
Total interest expense	587	364	560
Total income tax provision	70,188	68,148	64,009
Total identifiable assets	716,911	736,848	667,875
Total additions to long-lived assets	33,724	35,527	23,012
Total depreciation and amortization	27,209	27,189	26,482
Segment Total [Member] | VITAS [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	986,272	925,810	854,343
Segment Total [Member] | Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	369,698	354,735	335,893
Other Products And Services [Member] | Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Total service revenues and sales	$ 23,282	$ 23,280	$ 22,667
Medicare And Medicaid Reimbursement Programs [Member] | VITAS [Member]
Segment Reporting Information [Line Items]
Relative contribution of each segment to service revenues and sales (Percentage)	90.00%
Sales [Member] | VITAS [Member]
Segment Reporting Information [Line Items]
Relative contribution of each segment to service revenues and sales (Percentage)	73.00%	72.00%
Sales [Member] | Roto-Rooter [Member]
Segment Reporting Information [Line Items]
Relative contribution of each segment to service revenues and sales (Percentage)	27.00%	28.00%